SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Schedule of disaggregation of revenue

		Six months ended June 30,
		2021	2022
		RMB	RMB
		(unaudited)
Credit driven services		4,856,038	5,868,397
Loan facilitation and servicing fees-capital heavy		1,265,047	1,141,771
Revenue from loan facilitation services	At a point in time	745,134	822,420
Revenue from post-origination services	Over time	519,913	319,351
Financing income	Over time	897,528	1,608,820
Revenue from releasing of guarantee liabilities	Over time	2,647,734	3,074,515
Other services fees	At a point in time	45,729	43,291
Platform services		2,744,729	2,634,849
Loan facilitation and servicing fees-capital light		2,392,602	2,128,955
Revenue from loan facilitation services	At a point in time	1,988,160	1,298,998
Revenue from post-origination services	Over time	404,442	829,957
Referral services fees	At a point in time	286,594	382,650
Other services fees	At a point in time/ Over time	65,533	123,244
Total net revenue		7,600,767	8,503,246

		Nine months ended September 30,
		2021	2022
		RMB	RMB
Credit driven services		7,476,006	8,809,503
Loan facilitation and servicing fees-capital heavy		1,846,102	1,724,628
Revenue from loan facilitation services	At a point in time	1,105,164	1,235,784
Revenue from post-facilitation services	Over time	740,938	488,844
Financing income	Over time	1,468,075	2,485,871
Revenue from releasing of guarantee liabilities	Over time	4,088,453	4,522,107
Other services fees	At a point in time	73,376	76,897
Platform services		4,737,574	3,837,872
Loan facilitation and servicing fees-capital light		4,192,673	3,169,165
Revenue from loan facilitation services	At a point in time	3,432,784	2,003,965
Revenue from post-facilitation services	Over time	759,889	1,165,200
Referral services fees	At a point in time	442,889	468,031
Other services fees	At a point in time/ Over time	102,012	200,676
Total net revenue		12,213,580	12,647,375

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment	5 years
Furniture and office equipment	5 years

Consolidated Trusts
Schedule of financial statements

	December 31, 2021	June 30, 2022
	RMB	RMB
ASSETS
Restricted cash	657,075	1,420,864
Loans receivable, net	8,646,950	9,545,367
Prepaid expenses and other assets	104,515	104,515
Loans receivable, net-noncurrent	1,829,804	1,023,231
Total Assets	11,238,344	12,093,977

	December 31, 2021	June 30, 2022
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	2,304,518	5,224,973
Accrued expenses and other current liabilities	5,928	11,285
Other tax payable	34,448	37,504
Payable to investors of the consolidated trusts-noncurrent	4,010,597	3,613,690
Total liabilities	6,355,491	8,887,452

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Net revenue	663,907	1,108,643
Net income	263,141	418,827

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Net cash provided by operating activities	486,996	916,753
Net cash (used in) investing activities	(1,921,400)	(548,254)
Net cash provided by financing activities	572,579	2,490,664

	December 31,	September 30,
	2021	2022
	RMB	RMB
ASSETS
Restricted cash	657,075	626,452
Loans receivable, net	8,646,950	12,003,519
Prepaid expenses and other assets	104,515	111,039
Loans receivable, net-noncurrent	1,829,804	714,412
Total Assets	11,238,344	13,455,422

	December 31,	September 30,
	2021	2022
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	2,304,518	6,173,089
Accrued expenses and other current liabilities	5,928	17,081
Other tax payable	34,448	36,485
Payable to investors of the consolidated trusts-noncurrent	4,010,597	3,802,348
Total liabilities	6,355,491	10,029,003

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Net revenue	1,127,851	1,667,660
Net income	372,408	806,808

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Net cash provided by operating activities	847,960	1,332,513
Net cash (used in) investing activities	(4,690,085)	(2,707,114)
Net cash provided by financing activities	1,027,804	3,607,440